Inventories - Continuity of the Inventory Reserves (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 30, 2024	Mar. 25, 2023	Mar. 26, 2022
Inventory Disclosure [Abstract]
Beginning balance	$ 1,875	$ 1,775	$ 1,938
Additional charges	688	330	85
Deductions	(367)	(230)	(248)
Ending balance	$ 2,196	$ 1,875	$ 1,775